Document and Entity Information	Oct. 31, 2020
Risk/Return:
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	497
Period end date	Oct. 31, 2020
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated March 1, 2021
Amendment Flag	false